Retirement and Deferred Compensation Plans - Narratives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) insurance_contract	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Number of foreign plans using guaranteed insurance contracts | insurance_contract	4
Health care cost trend rate assumed for next fiscal year (as a percent)	7.00%
Ultimate health care cost trend rate (as a percent)	5.00%
Year that health care cost trend rate reaches ultimate trend rate	2022
Estimated employer contribution to pension plans during next fiscal year	$ 4.2
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for plans that have plan assets	377.0	$ 291.9
Accumulated benefit obligation for plans that do not have plan assets	74.3	69.9
Estimated net loss that will be amortized from AOCI into net periodic benefit cost during next fiscal year	1.8
Estimated prior service cost (credit) that will be amortized from AOCI into net periodic benefit cost during next fiscal year	0.4
Retiree Health Care Plan
Defined Benefit Plan Disclosure [Line Items]
Estimated net loss that will be amortized from AOCI into net periodic benefit cost during next fiscal year	0.1
Estimated prior service cost (credit) that will be amortized from AOCI into net periodic benefit cost during next fiscal year	(0.8)
Net loss recognized in Accumulated Other Comprehensive Loss	1.7	1.7
Prior service credit recognized in Accumulated Other Comprehensive Loss	$ (5.4)	$ (6.0)
Discount rate used in measurement of benefit obligation (as a percent)	4.00%	4.30%
Discount rate used in measurement of net periodic benefit cost (as a percent)	4.30%	3.90%	4.70%
United States Plans
Defined Benefit Plan Disclosure [Line Items]
Net loss recognized in Accumulated Other Comprehensive Loss	$ 13.0	$ 11.8
Prior service credit recognized in Accumulated Other Comprehensive Loss	$ 0.0	$ 0.0
Discount rate used in measurement of benefit obligation (as a percent)	4.00%	4.30%
Non-United States Plans
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return, non-U.S., lowest (as a percent)	1.70%
Expected long-term rate of return, non-U.S., highest (as a percent)	4.30%
Net loss recognized in Accumulated Other Comprehensive Loss	$ 32.7	$ 15.9
Prior service credit recognized in Accumulated Other Comprehensive Loss	$ 4.7	$ 4.9
Discount rate used in measurement of benefit obligation (as a percent)	2.20%	3.20%